ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Receivable and Other
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Derivative assets	$63	$265
Accounts receivable - net of expected credit loss of $51 million (December 31, 2024 - $50 million)	632	730
Restricted cash and deposits	287	350
Prepaid expenses	216	214
Inventory	510	234
Other current assets	260	288
Total accounts receivable and other	$1,968	$2,081